WARRANT LIABILITY (Details)	Jun. 22, 2022 trading_day vote $ / shares	Jun. 30, 2023 shares	Dec. 31, 2022 shares
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares		9,583,333	9,583,333
Public Warrants | Triggering Event, One
Class of Warrant or Right [Line Items]
Number of trading days | trading_day	20
Number of consecutive trading days | vote	30
Period prior to notice of redemption	3 days
Redemption price of warrants (in dollars per share)	$ 0.01
Number of days of prior written notice of redemption	30 days
Public Warrants | Triggering event, Two
Class of Warrant or Right [Line Items]
Number of trading days | trading_day	20
Number of consecutive trading days | vote	30
Redemption price of warrants (in dollars per share)	$ 0.10
Number of days of prior written notice of redemption	30 days
Public Warrants | Minimum | Triggering Event, One
Class of Warrant or Right [Line Items]
Closing price (in dollars per share)	$ 18.00
Public Warrants | Minimum | Triggering event, Two
Class of Warrant or Right [Line Items]
Closing price (in dollars per share)	$ 10.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares		5,166,667	5,166,667